Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments [Abstract]
Schedule of Carrying Values and estimated Fair Values of financial instruments

	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	162,237	162,237	144,297	144,297
Restricted cash	9,527	9,527	16,192	16,192
Marketable securities	-	-	1,664	1,664
Investments	1,000	1,000	1,000	1,000
Debt	1,380,298	1,378,753	1,442,427	1,441,108

Schedule of Derivative Instruments - Statements of financial position location

		Asset Derivatives		Liability Derivatives
		December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	2,365	6,824

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	1,401	—	2,445	4,471

Subtotal		1,401	—	4,810	11,295

		Asset Derivatives		Liability Derivatives
		December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	3,597	6,314

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	—	—	1,582	4,890

Bunker swaps	Current portion of financial instruments—Fair value	140	60	—	—

	FINANCIAL INSTRUMENTS—FAIR VALUE, net of current portion	37	45	—	—

Subtotal		177	105	5,179	11,204

Total derivatives		1,578	105	9,989	22,499

Schedule of Cash Flow Hedges - Gain/(Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative

	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
Derivative		Amount
		2013	2012	2011
Interest rate swaps		(3,338)	(2,964)	(9,624)

Total		(3,338)	(2,964)	(9,624)

Schedule of Cash Flow Hedges - Gain/(Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2013	2012	2011
Interest rate swaps	Depreciation expense	(144)	(122)	(117)
Interest rate swaps	Interest and finance costs, net	(11,301)	(23,010)	(26,772)

Total		(11,445)	(23,132)	(26,889)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Operations Location	Amount
Derivative		2013	2012	2011
Interest rate swaps	Interest and finance costs, net	1,012	(1,054)	(5,352)
Bunker swaps	Interest and finance costs, net	223	783	4,260

Total		1,235	(271)	(1,092)

Schedule of Fair Value Assets and Liabilities measured on Recurring basis

Recurring measurements:	December 31, 2013	December 31, 2012
Interest rate swaps	(8,588)	(22,499)
Marketable Securities	—	1,664
Bunker swaps	177	105

	(8,411)	(20,730)

Schedule of Fair Value Items measured on Nonrecurring basis

Nonrecurring basis	December 31, 2013 Significant Other Observable Inputs Assets/ (Liabilities) (Level 2)	December 31, 2012 Unobservable Inputs Assets/ (Liabilities) (Level 2)
Vessels	$95,250	$28,586

	$95,250	$28,586